AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Security Description	Shares/Par Amount	Value (Note 1)
COMMON STOCKS – 97.8%
Australia – 6.5%

BHP Group, Ltd.	52,644	$1,525,027
Rio Tinto, Ltd.	23,398	1,707,330
Wesfarmers, Ltd.	37,419	951,757

		4,184,114

Bermuda – 0.0%

Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada – 2.3%

BCE, Inc.	32,232	1,466,445

Cayman Islands – 5.2%

China Resources Land, Ltd.	390,000	1,710,616
Country Garden Holdings Co., Ltd.	1,072,000	1,623,900

		3,334,516

China – 7.6%

Anhui Conch Cement Co., Ltd.	229,000	1,436,447
China Evergrande Group	469,000	1,310,754
China Petroleum & Chemical Corp.	1,350,000	919,315
China Shenhua Energy Co., Ltd.	581,700	1,215,502

		4,882,018

Denmark – 1.2%

Pandora A/S	21,344	759,443

France – 16.0%

Cie de Saint-Gobain	31,387	1,226,867
Danone SA	16,831	1,427,443
Orange SA	83,634	1,318,587
Publicis Groupe SA	21,781	1,150,072
Renault SA	15,343	967,191
Sanofi	14,796	1,279,986
Schneider Electric SE	16,813	1,525,066
Vinci SA	14,012	1,436,618

		10,331,830

Germany – 4.6%

BASF SE	14,927	1,084,378
Continental AG	7,452	1,086,454
Covestro AG*	16,028	814,750

		2,985,582

Hong Kong – 7.0%

China Mobile, Ltd.	135,900	1,237,017
China Overseas Land & Investment, Ltd.	433,000	1,597,838
Hong Kong Exchanges & Clearing, Ltd.	47,100	1,664,792

		4,499,647

Italy – 4.3%

Atlantia SpA	62,083	1,615,221
Eni SpA	69,654	1,153,775

		2,768,996

Japan – 9.3%

Canon, Inc.	40,900	1,197,888
Daito Trust Construction Co., Ltd.	10,400	1,323,911
Japan Tobacco, Inc.	49,900	1,102,751
Subaru Corp.	43,700	1,064,651
Tokyo Electron, Ltd.	9,500	1,335,751

		6,024,952

Jersey – 1.7%

WPP PLC	88,682	1,118,534

Netherlands – 4.1%

Fiat Chrysler Automobiles NV	94,000	1,307,950
Koninklijke Ahold Delhaize NV	58,765	1,321,663

		2,629,613

South Korea – 2.0%

Samsung Electronics Co., Ltd.	32,216	1,313,510

Spain – 2.1%

Telefonica SA	168,557	1,384,139

Sweden – 2.3%

Atlas Copco AB, Class A	46,209	1,477,146

Switzerland – 6.4%

ABB, Ltd.	56,777	1,140,129
Adecco Group AG	25,153	1,511,677
Roche Holding AG	5,388	1,516,002

		4,167,808

Taiwan – 2.5%

Catcher Technology Co., Ltd.	121,000	868,164
Yageo Corp.	87,000	742,153

		1,610,317

United Kingdom – 12.7%

Anglo American PLC	58,189	1,664,443
British American Tobacco PLC	28,484	994,205
BT Group PLC	451,914	1,129,606
Centrica PLC	664,389	740,698
GlaxoSmithKline PLC	65,852	1,318,196
Imperial Brands PLC	37,805	887,671
Unilever PLC	24,120	1,497,801

		8,232,620

Total Long-Term Investment Securities (cost $67,012,782)		63,171,230

REPURCHASE AGREEMENTS – 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $201,008 collateralized by $195,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $206,220 (cost $201,000)	$201,000	201,000

TOTAL INVESTMENTS – (cost $67,213,782)	98.1%	63,372,230
Other assets less liabilities	1.9	1,200,313

NET ASSETS –	100.0%	$64,572,543

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $814,750 representing 1.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

1

Industry Allocation*
Real Estate Operations & Development	9.8%
Medical-Drugs	6.3
Telephone-Integrated	5.9
Auto-Cars/Light Trucks	5.1
Diversified Minerals	5.0
Tobacco	4.6
Food-Retail	3.6
Oil Companies-Integrated	3.2
Chemicals-Diversified	2.9
Metal-Diversified	2.6
Finance-Other Services	2.6
Public Thoroughfares	2.5
Power Converter/Supply Equipment	2.4
Human Resources	2.3
Cosmetics & Toiletries	2.3
Machinery-General Industrial	2.3
Telecom Services	2.3
Building-Heavy Construction	2.2
Building Products-Cement	2.2
Food-Dairy Products	2.2
Semiconductor Equipment	2.1
Real Estate Management/Services	2.0
Electronic Components-Semiconductors	2.0
Cellular Telecom	1.9
Building & Construction Products-Misc.	1.9
Coal	1.9
Office Automation & Equipment	1.9
Advertising Services	1.8
Instruments-Controls	1.8
Advertising Agencies	1.7
Rubber-Tires	1.7
Metal Processors & Fabrication	1.3
Retail-Jewelry	1.2
Electronic Components-Misc.	1.2
Gas-Distribution	1.1
Repurchase Agreements	0.3

98.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$–	$–		$0	$0
Other Countries	1,466,445	61,704,785	**	–	63,171,230
Repurchase Agreements	–	201,000		–	201,000

Total Investments at Value	$1,466,445	$61,905,785		$0	$63,372,230

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

AIG Japan Fund

PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Security Description	Shares/Par Amount	Value (Note 1)
COMMON STOCKS – 99.0%
Auto-Cars/Light Trucks – 4.7%

Suzuki Motor Corp.	18,163	$854,915

Auto/Truck Parts & Equipment-Original – 7.4%

NGK Insulators, Ltd.	66,901	978,009
TS Tech Co., Ltd.	13,500	368,910

		1,346,919

Building & Construction-Misc. – 3.4%

Hazama Ando Corp.	55,239	370,219
Maeda Corp.	31,200	250,081

		620,300

Building-Heavy Construction – 1.5%

Daiho Corp.	10,650	267,313

Building-Maintenance & Services – 1.3%

Kyoritsu Maintenance Co., Ltd.	5,233	244,829

Casino Services – 3.3%

Sega Sammy Holdings, Inc.	7,400	90,099
Universal Entertainment Corp.	17,400	519,958

		610,057

Chemicals-Diversified – 2.8%

Tokuyama Corp.	19,022	515,538

Chemicals-Specialty – 3.0%

Shin-Etsu Chemical Co., Ltd.	5,980	558,344

Computer Services – 1.9%

Fujitsu, Ltd.	4,986	347,090

Cosmetics & Toiletries – 0.5%

Mandom Corp.	3,700	89,739

Diversified Banking Institutions – 2.7%

Mitsubishi UFJ Financial Group, Inc.	104,996	501,940

E-Commerce/Products – 3.8%

ZOZO, Inc.	37,500	703,757

Electronic Components-Misc. – 8.1%

Fujitsu General, Ltd.	31,215	497,327
Hitachi High-Technologies Corp.	3,482	179,196
Minebea Mitsumi, Inc.	28,103	478,006
SCREEN Holdings Co., Ltd.	7,850	329,443

		1,483,972

Electronic Components-Semiconductors – 3.2%

Rohm Co., Ltd.	8,612	581,421

Engineering/R&D Services – 1.1%

Meitec Corp.	3,800	196,457

Entertainment Software – 3.6%

DeNA Co., Ltd.	17,787	340,672
Nexon Co., Ltd.†	21,794	316,399

		657,071

Finance-Credit Card – 1.5%

AEON Financial Service Co., Ltd.	17,100	274,857

Food-Retail – 1.4%

Seven & i Holdings Co., Ltd.	7,591	257,299

Human Resources – 1.4%

Persol Holdings Co., Ltd.	10,600	249,743

Industrial Automated/Robotic – 2.8%

THK Co., Ltd.	21,131	508,041

Insurance-Life/Health – 1.5%

T&D Holdings, Inc.	25,100	273,762

Insurance-Property/Casualty – 1.4%

Tokio Marine Holdings, Inc.	5,182	260,062

Machinery-Electrical – 4.1%

Hitachi, Ltd.	20,400	749,740

Medical Products – 4.8%

Nipro Corp.	78,443	871,075

Medical-Drugs – 2.8%

Eisai Co., Ltd.	4,400	248,265
Ono Pharmaceutical Co., Ltd.	14,684	263,696

		511,961

Miscellaneous Manufacturing – 0.0%

Peace Mark Holdings, Ltd.†(1)	8,000	0

Motorcycle/Motor Scooter – 5.0%

Yamaha Motor Co., Ltd.	51,344	915,346

Oil Companies-Exploration & Production – 1.0%

Inpex Corp.	21,100	192,327

Oil Refining & Marketing – 4.0%

JXTG Holdings, Inc.	148,100	740,101

Photo Equipment & Supplies – 1.5%

FUJIFILM Holdings Corp.	5,293	268,906

Real Estate Management/Services – 2.9%

Mitsubishi Estate Co., Ltd.	28,760	536,514

Retail-Catalog Shopping – 1.7%

ASKUL Corp.	14,155	303,096

Retail-Misc./Diversified – 0.5%

Ryohin Keikaku Co., Ltd.	500	90,469

Rubber-Tires – 4.4%

Toyo Tire & Rubber Co., Ltd.	61,072	804,845

Tobacco – 3.1%

Japan Tobacco, Inc.	25,314	559,420

Transport-Rail – 0.9%

Seibu Holdings, Inc.	9,900	165,395

Total Long-Term Investment Securities (cost $19,354,823)		18,112,621

REPURCHASE AGREEMENTS – 1.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $313,013 collateralized by $210,000 of United States Treasury Inflation-Protected Securities, bearing interest at 2.38% due 01/15/2025 and having an approximate value of $320,457 (cost $313,000)	$313,000	313,000

TOTAL INVESTMENTS (cost $19,667,823)	100.7%	18,425,621
Liabilities in excess of other assets	(0.7)	(132,018)

NET ASSETS	100.0%	$18,293,603

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

1

Country Allocation*
Japan	99.0%
United States	1.7

100.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$–	$–		$0	$0
Other Industries	–	18,112,621	**	–	18,112,621
Repurchase Agreements	–	313,000		–	313,000

Total Investments at Value	$–	$18,425,621		$0	$18,425,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2019–(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of June 30, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2019, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.